Shareholder Report	12 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000240297
Shareholder Report [Line Items]
Fund Name	Hypatia Women CEO ETF
Trading Symbol	WCEO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hypatia Women CEO ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wceoetf.com/. You can also request this information by contacting us at 1-888-338-3166.
Additional Information Phone Number	1-888-338-3166
Additional Information Website	https://www.wceoetf.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hypatia Women CEO ETF	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (January 6, 2023)
Hypatia Women CEO ETF - NAV	13.75%	13.55%
Hypatia Women CEO ETF - Market Price	13.87%	13.57%
FT Wilshire US Small Cap Index	14.55%	17.77%
Russell 1000 Equal Weight Index Total Return	9.49%	10.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 3,395,775	$ 3,395,775
Holdings Count | Holding	144	144
Advisory Fees Paid, Amount	$ 25,226
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,395,775
Number of Portfolio Holdings	144
Advisory Fee	$25,226
Portfolio Turnover	77%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%